Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Basic and Diluted EPS Calculations
	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2013	2012	2011
	(in millions)
Income Before Extraordinary Item	$1,480	$1,259	$1,568
Extraordinary Item, Net of Tax	-	-	373
Earnings Attributable to AEP Common Shareholders	$1,480	$1,259	$1,941

	Years Ended December 31,
	2013		2012		2011
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,480		$1,259		$1,941

Weighted Average Number of Basic Shares
Outstanding	486.6	$3.04	484.7	$2.60	482.2	$4.02
Weighted Average Dilutive Effect of:
Stock Options	-	-	-	-	0.1	-
Restricted Stock Units	0.4	-	0.4	-	0.2	-
Weighted Average Number of Diluted Shares
Outstanding	487.0	$3.04	485.1	$2.60	482.5	$4.02

Supplementary Information
	Years Ended December 31,
Related Party Transactions	2013	2012	2011

	(in millions)
AEP Consolidated Revenues – Other Revenues
OVEC – Barging and Other Transportation Services	$21	$30	$37
AEP Consolidated Expenses – Purchased Electricity
for Resale:
OVEC	289	273	383	(a)

(a)       The parties to the Interconnection Agreement purchased power from OVEC to serve retail sales in 2011. The total amount reported in 2011 includes $66 million related to this agreement.

	Years Ended December 31,
Cash Flow Information	2013	2012	2011
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$882	$931	$900
Income Taxes	(55)	(82)	(118)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	182	63	54
Construction Expenditures Included in Current Liabilities as of December 31,	492	439	380
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	-	35	1
Assumption of Liabilities Related to Acquisitions	-	56	-
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	4	30	-

Appalachian Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Indiana Michigan Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Ohio Power Co [Member]
Corporate Separation
December 31,
2013
ASSETS	(in thousands)
Current Assets	$777,677
Net Property, Plant and Equipment	5,685,415
Other Noncurrent Assets	259,801
Total Assets	$6,722,893

LIABILITIES AND EQUITY
Long-term Debt	$1,411,825
Other Current Liabilities	633,505
Other Noncurrent Liabilities	1,672,189
Equity	3,005,374
Total Liabilities and Equity	$6,722,893

Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Public Service Co of Oklahoma [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Southwestern Electric Power Co [Member]
Target Asset Allocations
Pension Plan Assets	Target
Equity	30.0%
Fixed Income	55.0%
Other Investments	15.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%